Summary of Nonvested Stock Activity (Detail) - Restricted Stock - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock awards, beginning balance, Number of Shares	2,479,408	1,519,301	1,519,301	2,172,639	1,431,573
Awards, Number of Shares	420,901	1,336,295	2,236,839	131,610	981,544
Forfeitures, Number of Shares	(346,876)		(670,373)	(189,863)	(57,484)
Vested, Number of Shares	(142,516)		(606,359)	(595,085)	(182,994)
Stock awards, ending balance, Number of Shares	2,410,917		2,479,408	1,519,301	2,172,639
Stock awards, beginning balance, Weighted Average Grant Date Fair Value	$ 6.27	$ 14.05	$ 14.05	$ 14.16	$ 12.45
Awards, Weighted Average Grant Date Fair Value	1.67		3.35	8.76	16.03
Forfeitures, Weighted Average Grant Date Fair Value	7.83		11.33	14.60	11.84
Vested, Weighted Average Grant Date Fair Value	12.76		9.39	13.09	11.59
Stock awards, ending balance, Weighted Average Grant Date Fair Value	$ 4.86		$ 6.27	$ 14.05	$ 14.16